Segment Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Information

8. SEGMENT INFORMATION

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

CNH Industrial has the following five operating segments:

Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the STEYR brand in Europe and the Miller brand, primarily in North America and Australia. Following the acquisition of the grass and soil implement business of Kongskilde Industries in February 2017, certain agricultural equipment products have been sold under the Kongskilde, Överum, and JF brands.

Construction Equipment designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders and telehandlers. Construction equipment is sold under the CASE Construction and New Holland Construction Equipment brands.

Commercial Vehicles designs, manufactures and distributes a full range of light, medium and heavy vehicles for the transportation and distribution of goods under the IVECO brand, commuter buses and touring coaches under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain designs, manufactures and distributes a range of engines, transmission systems and axles for on- and off-road applications as well as for marine and power generation under the FPT Industrial brand.

Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

Historically and through 2017, the CODM assessed the performance of the operating segments on the basis of Operating Profit of Industrial Activities calculated using U.S. GAAP. In addition, with reference to Financial Services, the CODM assessed the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviewed expenditures for long-lived assets while other operating segment asset information was not readily available.

Concurrently with the change in accounting standards, CNH Industrial reviewed the metrics on which the operating segments will be assessed. Effective January 1, 2018, the CODM began to assess segment performance and make decisions about resource allocation based upon adjusted EBIT and adjusted EBITDA. The Company believes adjusted EBIT and adjusted EBITDA more fully reflect segment and consolidated profitability. Adjusted EBIT is defined as net income/(loss) before income taxes, interest expenses of Industrial Activities, net, restructuring charges, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses) and certain non-recurring items. Adjusted EBITDA is defined as adjusted EBIT plus depreciation and amortization (including on assets under operating leases and assets sold under buy-back commitments). With reference to Financial Services, the CODM continues to assess the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP.

The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to adjusted EBIT and adjusted EBITDA for the three and six months ended June 30, 2018 and 2017.

	Three Months Ended June 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$3,312	$799	$2,889	$1,218	$(639)	$7,579	$498	$(32)	$8,045
Net income(1)						306	102	—	408
Add back:
Income tax expense						79	39	—	118
Interest expense of Industrial Activities, net of interest income and eliminations						88	—	—	88
Foreign exchange losses, net						97	—	—	97
Finance and non-service component of Pension and OPEB costs(2)						(4)	—	—	(4)
Adjustments:
Restructuring expenses	1	—	3	1	—	5	—	—	5
Adjusted EBIT	$396	$33	$92	$108	$(58)	$571	$141	$—	$712
Depreciation and amortization	75	15	53	33	1	177	2	—	179
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	94	—	—	95	60	—	155
Adjusted EBITDA	$472	$48	$239	$141	$(57)	$843	$203	$—	$1,046
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.
(2)

This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,891	$1,481	$5,384	$2,404	$(1,281)	$13,879	$1,000	$(61)	$14,818
Net income(1)						405	205	—	610
Add back:
Income tax expense						102	79	—	181
Interest expense of Industrial Activities, net of interest income and eliminations						181	—	—	181
Foreign exchange losses, net						122	—	—	122
Finance and non-service component of Pension and OPEB costs(2)						14	—	—	14
Adjustments:
Restructuring expenses	1	—	6	1	—	8	—	—	8
Adjusted EBIT	$582	$33	$141	$203	$(127)	$832	$284	$—	$1,116
Depreciation and amortization	154	31	108	67	1	361	3	—	364
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	196	—	—	197	126	—	323
Adjusted EBITDA	$737	$64	$445	$270	$(126)	$1,390	$413	$—	$1,803
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.
(2)

This item includes the pre-tax income of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended June 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,766	$650	$2,598	$1,136	$(625)	$6,525	$502	$(24)	$7,003
Net income(1)						149	87	—	236
Add back:
Income tax expense						69	41	—	110
Interest expense of Industrial Activities, net of interest income and eliminations						121	—	—	121
Foreign exchange losses, net						24	—	—	24
Finance and non-service component of Pension and OPEB costs						22	—	—	22
Adjustments:
Restructuring expenses	5	1	4	1	—	11	1	—	12
Adjusted EBIT	$261	$7	$72	$97	$(41)	$396	$129	$—	$525
Depreciation and amortization	76	16	53	31	—	176	1	—	177
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	78	—	—	78	63	—	141
Adjusted EBITDA	$337	$23	$203	$128	$(41)	$650	$193	$—	$843
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

	Six Months Ended June 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,006	$1,152	$4,723	$2,137	$(1,203)	$11,815	$1,014	$(41)	$12,788
Net income(1)						108	174	—	282
Add back:
Income tax expense						82	79	—	161
Interest expense of Industrial Activities, net of interest income and eliminations						224	—	—	224
Foreign exchange losses, net						56	—	—	56
Finance and non-service component of Pension and OPEB costs						45	—	—	45
Adjustments:
Restructuring expenses	10	4	7	1	—	22	2	—	24
Adjusted EBIT	$376	$(24)	$89	$171	$(75)	$537	$255	$—	$792
Depreciation and amortization	155	32	104	61	—	352	2	—	354
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	152	—	—	152	128	—	280
Adjusted EBITDA	$531	$8	$345	$232	$(75)	$1,041	$385	$—	$1,426
(1)	For Industrial Activities, net income net of “Results from intersegment investments”.